July 31, 2009
VIA EDGAR TRANSMISSION
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549
RE: John Hancock Funds III (the “Trust”)
File Nos. 333-125838; 811-21777
Ladies and Gentlemen:
Enclosed for filing on behalf of the Trust pursuant to: (1) the Securities Act of 1933, as amended (the “1933 Act”), and Rule 485(a) thereunder, and (2) the Investment Company Act of 1940, as amended (the “1940 Act”), is Post-Effective Amendment No. 20 to the Trust’s Registration Statement on Form N-1A under the 1933 Act and Amendment No. 22 to its Registration Statement under the 1940 Act (“Amendment No. 20”).
Amendment No. 20 is being filed pursuant to paragraph (a)(2) of Rule 485 under the 1933 Act and it is anticipated that the Trust will request acceleration of the filing pursuant to Rule 461 under the 1933 Act to be declared effective on October 2, 2009. The purpose of this filing is to register the John Hancock Small Company Fund (the “Fund”), a series of the Trust, in conjunction with the effectiveness of the Trust’s Form N-14, anticipated to go effective on October 5, 2009.
The Form N-14 will contain information regarding the proposed reorganization of the FMA Small Company Portfolio, a series of The Advisors’ Inner Circle Fund (Securities and Exchange Commission Accession Number: 0001135428-09-000087), into the Fund.
For each prospectus included in Amendment No. 20, the risk/return summary of the Fund is substantially similar to that of the FMA Small Company Portfolio.
If you have any questions or comments, please call me at 617-663-3241. In my absence, please call Nick Kolokithas at 617-663-4324.
/s/ David D. Barr
David D Barr, Esq.
Assistant Secretary and Counsel